Revenue and Construction Contracts (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Revenue, After Sales and Eliminations Between Related Parties Resulting from Consolidation
CEMEX grants credit for terms ranging from 15 to 90 days depending on the type and risk of each customer. For the years ended December 31, 2020, 2019 and 2018, revenue is as follows:

		2020	2019	2018
From the sale of goods associated to CEMEX’s main activities 1	$	12,485	12,605	13,018
From the sale of services 2		145	147	159
From the sale of other goods and services 3		340	378	354

	$	12,970	13,130	13,531

Disclosure of recognised revenue from construction contracts
As of December 31, 2020 and 2019, amounts receivable for progress billings to and advances received from customers of construction contracts were not significant. For 2020, 2019 and 2018, revenues and costs related to construction contracts in progress were as follows:

		Accrued 1	2020	2019	2018
Revenue from construction contracts included in consolidated revenues 2	$	112	101	79	72
Costs incurred in construction contracts included in consolidated cost of sales 3		(111)	(101)	(79)	(68)

Construction contracts gross operating profit	$	1	—	—	4

Summary of Changes in the Balance of Contract Liabilities with Customers
For the years ended December 31, 2020, 2019 and 2018 changes in the balance of contract liabilities with customers are as follows:

		2020	2019	2018
Opening balance of contract liabilities with customers	$	225	234	237
Increase during the period for new transactions		1,536	1,931	1,763
Decrease during the period for exercise or expiration of incentives		(1,561)	(1,946)	(1,762)
Currency translation effects		1	6	(4)

Closing balance of contract liabilities with customers	$	201	225	234